UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-23023

Montage Managers Trust
 (Exact name of registrant as specified in charter)

11300 Tomahawk Creek Parkway, Suite 200
Leawood, Kansas 66211
  (Address of principal executive offices) (Zip code)

Gary Henson, President
Montage Managers Trust
c/o Montage Investments
11300 Tomahawk Creek Parkway, Suite 200
Leawood, Kansas 66211
  (Name and address of agent for service)

Registrant's telephone number, including area code: (913) 647-9782

Date of fiscal year end: November 30, 2016

Date of reporting period: February 29, 2016

Item 1. Schedule of Investments.

Schedule of Investments February 29, 2016 (Unaudited)

Tortoise North American Pipeline Fund

	Shares	Fair Value
Common Stock - 82.7% (1)
Canadian Crude Oil Pipelines - 15.8% (1)
Enbridge Inc.	44,202	$1,561,214
Enbridge Income Fund Holdings Inc.	5,951	127,025
Gibson Energy Inc.	9,786	124,477
Inter Pipeline Ltd.	26,111	478,991
Pembina Pipeline Corporation	28,814	718,327
		3,010,034
Canadian Local Distribution Company - 0.2% (1)
Valener Inc.	2,978	41,820
Canadian Natural Gas/Natural Gas Liquids Pipelines - 12.5% (1)
AltaGas Ltd.	11,379	270,556
Keyera Corp.	13,265	367,754
TransCanada Corporation	43,593	1,599,863
Veresen Inc.	22,968	134,956
		2,373,129
United States Crude Oil Pipelines - 1.2% (1)
Enbridge Energy Management, LLC	1,468	24,493
Plains GP Holdings LP	17,635	134,026
SemGroup Corp.	3,458	65,702
		224,221
United States Local Distribution Companies - 18.6% (1)
AGL Resources Inc.	9,331	603,249
Atmos Energy Corporation	7,884	547,228
Chesapeake Utilities Corporation	1,174	73,140
New Jersey Resources Corporation	6,647	230,119
NiSource Inc.	24,743	531,480
Northwest Natural Gas Company	2,117	105,617
ONE Gas, Inc.	4,047	234,645
Piedmont Natural Gas Company, Inc.	6,165	366,263
South Jersey Industries, Inc.	5,347	136,081
Southwest Gas Corporation	3,669	223,809
The Laclede Group, Inc.	3,355	219,820
WGL Holdings, Inc.	3,858	263,077
		3,534,528
United States Natural Gas Gathering/Processing - 6.1% (1)
Archrock, Inc.	5,386	21,490
EnLink Midstream, LLC	3,562	29,814
Targa Resources Corp.	12,644	339,875
The Williams Companies, Inc.	48,605	777,194
		1,168,373
United States Natural Gas/Natural Gas Liquids Pipelines - 28.3% (1)
Cheniere Energy Partners LP Holdings, LLC	3,583	60,087
Cheniere Energy, Inc. (2)	18,326	655,154
Columbia Pipeline Group, Inc.	30,216	548,420
Kinder Morgan, Inc.	83,685	1,513,862
National Fuel Gas Company	6,563	299,798
ONEOK, Inc.	16,251	390,024
Questar Corporation	13,567	336,055
Spectra Energy Corporation	52,170	1,523,364
Tallgrass Energy GP, LP	3,206	51,200
		5,377,964

United States Refined Product Pipelines - 0.0% (1)
VTTI Energy Partners LP	440	8,026
Total Common Stock
(Cost $20,405,063)		15,738,095

Master Limited Partnerships - 17.0% (1)
United States Crude Oil Pipelines - 3.2% (1)
Arc Logistics Partners LP	188	2,320
Blueknight Energy Partners LP	730	3,613
Enbridge Energy Partners, L.P.	4,726	78,357
Genesis Energy, L.P.	1,983	50,785
NuStar Energy L.P.	1,421	49,778
NuStar GP Holdings LLC	755	13,129
PBF Logistics LP	407	7,123
Plains All American Pipeline, L.P.	8,747	187,361
Rose Rock Midstream LP	356	3,556
Shell Midstream Partners, L.P.	1,298	46,144
Sunoco Logistics Partners L.P.	4,271	105,237
Tesoro Logistics LP	1,290	53,819
USD Partners LP	200	1,400
		602,622
United States Natural Gas Gathering/Processing - 2.4% (1)
American Midstream Partners LP	515	2,616
Antero Midstream Partners LP	893	19,843
Archrock Partners, L.P.	788	5,390
Cone Midstream Partners LP	442	4,747
CSI Compressco LP	416	2,172
DCP Midstream Partners, LP	2,017	39,150
Enable Midstream Partners, LP	567	3,289
EnLink Midstream Partners, LP	2,196	20,159
Midcoast Energy Partners LP	470	1,988
MPLX LP	5,217	135,329
PennTex Midstream Partners, LP	246	2,512
Rice Midstream Partners LP	928	12,296
Southcross Energy Partners, L.P.	534	304
Summit Midstream Partners LP	805	10,159
USA Compression Partners LP	557	5,024
Western Gas Equity Partners, LP	578	17,051
Western Gas Partners LP	1,724	67,598
Williams Partners LP	5,550	109,446
		459,073
United States Natural Gas/Natural Gas Liquids Pipelines - 7.9% (1)
Boardwalk Pipeline Partners, LP	2,641	32,801
Cheniere Energy Partners, L.P.	979	25,914
Columbia Pipeline Partners LP	1,184	20,945
Crestwood Equity Partners LP	1,162	10,539
Dominion Midstream Partners, LP	544	16,527
Energy Transfer Equity, L.P.	18,381	128,667
Energy Transfer Partners, L.P.	10,156	270,861
Enterprise Products Partners L.P.	28,231	659,758
EQT GP Holdings LP	528	12,603
EQT Midstream Partners LP	1,197	85,741
ONEOK Partners, L.P.	3,792	111,447
Spectra Energy Partners LP	1,219	56,452
Tallgrass Energy Partners LP	737	25,810
TC PipeLines, LP	1,030	45,598
		1,503,663

United States Refined Product Pipelines - 3.5% (1)
Buckeye Partners, L.P.	2,832	182,268
CrossAmerica Partners LP	379	8,156
Delek Logistics Partners LP	191	6,099
Global Partners LP	613	8,030
Holly Energy Partners, L.P.	786	23,093
Magellan Midstream Partners, L.P.	5,002	338,035
Phillips 66 Partners LP	532	32,064
Sprague Resources LP	194	3,443
Sunoco LP	565	16,978
TransMontaigne Partners L.P.	280	9,388
Valero Energy Partners LP	474	22,079
Western Refining Logistics, LP	345	7,524
World Point Terminals, LP	255	3,537
		660,694
United States Propane - 0.0% (1)
JP Energy Partners LP	276	1,231
Total Master Limited Partnerships
(Cost $4,925,813)		3,227,283

Short-Term Investment - 0.0% (1)
United States Investment Company - 0.0% (1)
Invesco Liquid Assets Portfolio, Institutional Class, 0.42% (3)
(Cost $5,134)	5,134	5,134

Total Investments - 99.7% (1)
(Cost $25,336,010)		18,970,512
Other Assets in Excess of Liabilities, Net - 0.3% (1)		54,129
Total Net Assets - 100.0% (1)		$19,024,641

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of February 29, 2016.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 29, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock	$15,738,095	$-	$-	$15,738,095
Master Limited Partnerships	3,227,283	-	-	3,227,283
Short-Term Investment	5,134	-	-	5,134
Total Investments	$18,970,512	$-	$-	$18,970,512

Transfers between levels are recognized at the end of the reporting period.  During the period ended February 29, 2016, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at February 29, 2016 was as follows:

Tortoise North American Pipeline Fund
Cost of investments	$25,337,617
Gross unrealized appreciation	890,979
Gross unrealized depreciation	(7,258,084)
Net unrealized depreciation	$(6,367,105)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Montage Managers Trust

By (Signature and Title)  /s/ Gary Henson
                                            Gary Henson, President

Date   April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gary Henson
                                             Gary Henson, President

Date    April 25, 2016

By (Signature and Title)* /s/ David L. Henriksen
                                              David L. Henriksen, Treasurer

Date    April 25, 2016